Pension and Postretirement Benefit Plans and Defined Contribution Plans - Analysis of Changes in Significant Investments Valued Using Significant Unobservable Inputs (Details) - Foreign Plan [Member] - Pension Plan [Member] - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	[1]	$ 7,683		$ 7,959
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Actual Return (Loss) [Abstract]
Exchange rate changes	[1]	561		(782)
Fair value of plan assets, ending	[1]	8,863		7,683
Insurance Contracts [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	[2]	272
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Actual Return (Loss) [Abstract]
Fair value of plan assets, ending	[2]	496		272
Other Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	[2],[3]	1,185
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Actual Return (Loss) [Abstract]
Fair value of plan assets, ending	[2],[3]	1,404		1,185
Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	[4]	578
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Actual Return (Loss) [Abstract]
Fair value of plan assets, ending	[4]	887		578
Level 3 [Member] | Insurance Contracts [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning		254	[2],[4]	219
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Actual Return (Loss) [Abstract]
Assets held, ending		1		11
Assets sold during the period				0
Purchases, sales and settlements, net		138		20
Exchange rate changes		27		4
Fair value of plan assets, ending	[2],[4]	420		254
Level 3 [Member] | Other Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning		324	[2],[3],[4]	398
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Actual Return (Loss) [Abstract]
Assets held, ending		18		(1)
Assets sold during the period		1		6
Purchases, sales and settlements, net		94		(18)
Exchange rate changes		30		(61)
Fair value of plan assets, ending	[2],[3],[4]	$ 468		$ 324

[1]	The favorable change in the international plans’ funded status was primarily due to an increase in the actual return on plan assets, partially offset by plan losses related to a decrease in the discount rate and unfavorable currency movements.
[2]	See below for a tabular analysis of the changes in Level 3 investments valued using significant unobservable inputs.
[3]	Primarily includes, for U.S. plan assets, investments in hedge funds and, to a lesser extent, real estate and, for international plan assets, investments in real estate and hedge funds.
[4]	Fair values are determined based on valuation inputs categorized as Level 1, 2 or 3 (see Note 1E).